Goodwill and Other Intangible Asset - Goodwill (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 30, 2014	Dec. 31, 2013
Goodwill and other intangible asset
Goodwill	$ 3,137,000	$ 3,332,000	$ 3,430,000		$ 407,000
Hutchison Sinopharm
Goodwill and other intangible asset
Goodwill				$ 3,023,000
Commercial Platform | Drugs Business | Hutchison Sinopharm
Goodwill and other intangible asset
Goodwill	2,730,000	2,925,000
Commercial Platform | Consumer Health | HHL Acquisition
Goodwill and other intangible asset
Goodwill	$ 407,000	$ 407,000